Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Long-Term Debt
NOTE 9. LONG-TERM DEBT
The amended and restated syndicated revolving credit facility (“Bank Facility”) has a maturity date of June 30, 2025 (the “Maturity Date”) for $660.0 million of $725.0
million in commitments. The maturity date for the remaining $65.0 million is June 30, 2023. In addition, the Bank Facility may be increased by $150.0 million at the request of the Company, subject to the lenders’ consent. The Maturity Date of the Bank Facility may be extended annually on or before the anniversary date with the consent of the lenders. There are no required or scheduled principal repayments until the Maturity Date of the Bank Facility.
A subsidiary of the Company has access to a credit facility, secured by certain assets of the subsidiary, of up to $52.5 million U.S. dollars (the “Asset-Based Facility”). This credit facility is non-recourse
to the Company. Under the terms of the Asset-Based Facility, the Company is required to maintain certain covenants. As at March 31, 2022, the Company was in compliance with all covenants. Pursuant to the terms and conditions of the Asset-Based Facility, a margin is applied to drawings on the Asset-Based Facility in addition to the quoted interest rate. The margin is established as a percentage and is based on a consolidated total funded debt to earnings before finance costs, income taxes, depreciation and amortization (“EBITDA”) ratio.
The composition of the borrowings on the Bank Facility, Asset-Based Facility, and the Company’s senior unsecured notes (“Notes”) was as follows:

	March 31, 2022	December 31, 2021
Drawings on Bank Facility	$46,246	$30,522
Drawings on Asset-Based Facility	32,363	37,411
Notes due December 15, 2024	146,208	148,119
Notes due December 15, 2027	117,472	118,746
Deferred transaction costs	(3,163)	(3,376)

	$339,126	$331,422

The weighted average interest rate on the Bank Facility for the three months ended March 31, 2022 was 2.1 percent (December 31, 2021 – 2.1 percent). The weighted average interest rate on the Asset-Based Facility for the three months ended March 31, 2022 was 3.0 percent (December 31, 2021 – 3.0 percent). At March 31, 2022 without considering renewal at similar terms, the Canadian dollar equivalent principal payments due over the next five years are $224.8 million, and $117.5 million thereafter.

NOTE 18. LONG-TERM DEBT
Through private placement, the Company has $266.9 million of senior unsecured notes (“Notes”) issued and outstanding. These Notes consist of $105.0 million U.S. dollar and $15.0 million Canadian dollar maturing December 15, 2024 bearing an interest rate of 4.67 percent and 4.50 percent respectively, and $70.0 million U.S. dollar and $30.0 million Canadian dollar maturing December 15, 2027 bearing an interest rate of 4.87 percent and 4.79 percent respectively.
During the third quarter of 2021, Enerflex successfully extended the maturity date for $660.0 million of $725.0 million in commitments to its amended and restated syndicated revolving credit facility (“Bank Facility”) to June 30, 2025 (the “Maturity Date”). The maturity date for the other $65.0 million in commitments to the Bank Facility remains June 30, 2023. In addition, the Bank Facility may be increased by $150.0 million at the request of the Company, subject to the lenders’ consent. There are no required or scheduled repayment of principal until the maturity date of the Bank Facility. Drawings on the Bank Facility are available by way of Prime Rate loans, U.S. Base Rate loans, London Interbank Offered Rate (“LIBOR”) loans, and Bankers’ Acceptance notes. The Company may also draw on the Bank Facility through bank overdrafts in either Canadian or U.S. dollars and issue letters of credit under the Bank Facility.
Pursuant to the terms and conditions of the Bank Facility, a margin is applied to drawings on the Bank Facility in addition to the quoted interest rate. The margin is established in basis points and is based on a consolidated net debt to earnings before finance costs, income taxes, depreciation and amortization (“EBITDA”) ratio. The margin is adjusted effective the first day of the third month following the end of each fiscal quarter based on the above ratio.
The Bank Facility is unsecured and ranks pari passu with the Notes. The Company is required to maintain certain covenants on the Bank Facility and the Notes. As at December 31, 2021, the Company was in compliance with these covenants.
During the second quarter of 2021, a subsidiary of the Company finalized access to a credit facility, secured by certain assets of the subsidiary, of up to $52.5 million U.S. dollars (the “Asset-Based Facility”). This new credit facility is non-recourse to the Company. Under the terms of the Asset-Based Facility, the Company is required to maintain certain covenants. As at December 31, 2021, the Company was in compliance with these covenants. Pursuant to the terms and conditions of the Asset-Based Facility, a margin is applied to drawings on the Asset-Based Facility in addition to the quoted interest rate.
The margin is established as a percentage and is based on a consolidated total funded debt to EBITDA ratio. The composition of the borrowings on the Bank Facility, Asset-Based Facility, and the Company’s Notes is as follows:

December 31,	2021	2020
Drawings on Bank Facility	$30,522	$84,369
Drawings on Asset-Based Facility	37,411	—
Notes due June 22, 2021	—	40,000
Notes due December 15, 2024	148,119	148,686
Notes due December 15, 2027	118,746	119,124
Deferred transaction costs	(3,376)	(2,467)

	$331,422	$389,712

Current portion of long-term debt	$—	$40,000
Non-current portion of long-term debt	331,422	349,712

	$331,422	$389,712

During the second quarter of 2021, the Company repaid $40.0 million of 6.0 percent senior unsecured notes that were due June 22, 2021. The repayment was financed by cash on hand and drawings on the Bank Facility.
The weighted average interest rate on the Bank Facility for the year ended December 31, 2021 was 2.1 percent (December 31, 2020 – 2.3 percent). The weighted average interest rate on the Asset-Based Facility for the year ended December 31, 2021 was
 3.0 percent (December 31, 2020 – nil
). At December 31, 2021 without considering renewal at similar terms, the Canadian dollar equivalent principal payments due over the next five years are
$216.1 million, and $118.7
million thereafter.